Borrowings	12 Months Ended
Dec. 31, 2022
Borrowings.
Borrowings

Note 27     Borrowings

Amounts in US$ ‘000	2022	2021
Outstanding amounts as of December 31
2024 Notes	—	171,880
2027 Notes	497,642	499,893
Banco Santander	—	2,319
	497,642	674,092
Classified as follows:
Current	12,528	17,916
Non-current	485,114	656,176

On September 21, 2017, the Company successfully placed US$ 425,000,000 aggregate principal amount of 6.500% Senior Secured Notes due 2024 (the “2024 Notes”), which were offered to qualified institutional buyers in accordance with Rule 144A under the United States Securities Act (the “Securities Act”), and outside the United States to non-U.S. persons in accordance with Regulation S under the Securities Act. The 2024 Notes carry a coupon of 6.50% per annum. The debt issuance cost for this transaction amounted to US$ 6,683,000 (debt issuance effective rate: 6.90%).

On January 17, 2020, the Company successfully placed US$ 350,000,000 aggregate principal amount of 5.500% Senior Secured Notes due 2027 (the “2027 Notes”), which were offered in a private placement to qualified institutional buyers in accordance with Rule 144A under the Securities Act, and outside the United States to non U.S. persons in accordance with Regulation S under the Securities Act. The 2027 Notes were priced at 99.285% and carry a coupon of 5.50% per annum (yield 5.625% per annum). The debt issuance cost for this transaction amounted to US$ 5,004,000 (debt issuance effective rate: 5.88%). Final maturity of the 2027 Notes will be January 17, 2027.

In April 2021, the Company executed a series of transactions that included a successful tender to purchase US$ 255,000,000 of the 2024 Notes that was funded with a combination of cash in hand and a US$ 150,000,000 aggregate principal amount new issuance from the reopening of the 2027 Notes. The new notes offering and the tender offer closed on April 23, 2021, and April 26, 2021, respectively.

The tender total consideration included the tender offer consideration of US$ 1,000 for each US$ 1,000 principal amount of the 2024 Notes plus the early tender payment of US$ 50 for each US$ 1,000 principal amount of the 2024 Notes. The tender also included a consent solicitation to align the covenants of the 2024 Notes to those of the 2027 Notes.

The reopening of the 2027 Notes was priced above par at 101.875%, representing a yield to maturity of 5.117%. The debt issuance cost for this transaction amounted to US$ 2,019,000. The 2027 Notes were offered in a private placement to qualified institutional buyers in accordance with Rule 144A under the Securities Act, and outside the United States to non-U.S. persons in accordance with Regulation S under the Securities Act. The 2027 Notes are fully and unconditionally guaranteed jointly and severally by two principal subsidiaries of the Company.

Between March and July 2022, the Company continued its deleveraging process, by repurchasing and cancelling, with the Trustee, a total nominal amount of US$ 102,876,000 of its 2024 Notes. Of this total amount, US$ 57,876,000 were repurchased in open market transactions at prices below the call option level and US$ 45,000,000 were redeemed at a redemption price stated in the indenture governing the 2024 Notes. On September 21, 2022, GeoPark fully repaid its 2024 Notes by redeeming the remaining aggregate principal amount of US$ 67,124,000. Pursuant to the terms of the indenture governing the 2024 Notes, the Notes were redeemed at a redemption price equal to 101.625% of the principal amount of the Notes redeemed, plus accrued and unpaid interests. The difference between the carrying amount of debt that was repurchased or redeemed and the consideration paid was recognized within financial expenses in the Consolidated Statement of Income.

The indenture governing the 2027 Notes includes incurrence test covenants that provide, among other things, that the Net Debt to Adjusted EBITDA ratio should not exceed 3.25 times and the Adjusted EBITDA to Interest ratio should exceed 2.5 times. Failure to comply with the incurrence test covenants does not trigger an event of default. However, this situation may limit the Company’s capacity to incur additional indebtedness, as specified in the indentures governing the Notes. Incurrence covenants, as opposed to maintenance covenants, must be tested by the Company before incurring additional debt or performing certain corporate actions including but not limited to dividend payments, restricted payments and others. As of the date of these Consolidated Financial Statements, the Company is in compliance of all the indentures’ provisions and covenants.

On June 17, 2022, the Company received requisite consents from holders of the 2027 Notes for certain amendments to the indenture governing the 2027 Notes. The amendments intended to (i) address the impact of adverse market conditions and related drop in the price of crude oil during 2020 on the Company’s results, which in turn negatively impacted the restricted payments builder basket, and (ii) increase and reset the general restricted payments basket in the indenture to provide the Company additional restricted payments capacity, giving the Company additional financial flexibility. Consequently, on June 27, 2022, the Company paid a consent fee equal to $10.00 per $1,000 to holders of the 2027 Notes that delivered their consents for the abovementioned amendments to the indenture governing the 2027 Notes. The consent fee and other related fees were deducted from the carrying value of the 2027 Notes and will be amortized over its term.

In October 2018, GeoPark Brasil Exploração e Produção de Petróleo e Gás Ltda. (“GeoPark Brazil”) executed a loan agreement with Banco Santander for Brazilian Real 77,640,000 (equivalent to US$ 20,000,000 at the moment of the loan execution) to repay an existing US$-denominated intercompany loan. In September 2020, GeoPark Brazil executed the refinancing of the outstanding principal with Banco Santander for Brazilian Real 19,410,000 (equivalent to US$ 3,441,000 at the moment of the refinancing execution). The interest rate was CDI plus 3.55% per annum. “CDI” (Interbank certificate of deposit) represents the average rate of all inter-bank overnight transactions in Brazil. Interests were paid on a monthly basis, and principal was paid semi-annually in three equal instalments. The loan was fully repaid in October 2022.

As of the date of these Consolidated Financial Statements, the Group has available credit lines for US$ 111,198,000.